Subsequent Events (Details)	1 Months Ended
Jul. 31, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description	In July 2022, the Company sold an aggregate of 25,000,000 shares of its common stock at a price of $0.10 per share, to nine investors pursuant to the stock purchase agreements.